Loan Guarantees - Guarantees for Bank Loans of its Joint Ventures and Associates Which Would Require the Group to Repay the Loan in the Event of Default (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Guarantees [abstract]
Guarantees for the bank loans of joint ventures and associates	¥ 62,506	¥ 82,721